Document and Entity Information	Feb. 16, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A amends the Current Report on Form 8-K that was filed with the Securities and Exchange Commission on February 16, 2021 (the “Initial Form 8-K”) by Malvern Bancorp, Inc. (the “Company”). The primary purpose of this Current Report on Form 8-K/A is to further disclose the involvement of both the Audit Committee (as defined below) and Baker Tilly (as defined below) in the determinations, and the date of such determinations, referenced in the Initial Form 8-K with respect to the non-reliance on previously issued financial statements, as set forth in more detail below.
Document Period End Date	Feb. 16, 2021
Entity Registrant Name	Malvern Bancorp, Inc.
Entity Central Index Key	0001550603
Entity Emerging Growth Company	false
Entity File Number	000-54835
Entity Incorporation, State or Country Code	PA
Entity Tax Identification Number	45-5307782
Entity Address, Address Line One	42 E. Lancaster Avenue
Entity Address, City or Town	Paoli
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19301
City Area Code	610
Local Phone Number	644-9400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	MLVF
Security Exchange Name	NASDAQ